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                                                             SEC USE ONLY

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2000.

               (Please read instructions before preparing form.)

If amended report check here: [ ]

Catalyst Investment Management Co., L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 Montgomery Street, Suite 102      San Francisco      CA       94133
--------------------------------------------------------------------------------
Business Address      (Street)           (City)        (State)    (Zip)

Paul W. Jones                       415-677-1520                Manager
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


--------------------------------  ATTENTION  -----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 15 day of May, 2000.

                                     Catalyst Investment Management Co., L.L.C.
                                    --------------------------------------------
                                     (Name of Institutional Investment Manager)


                                      /s/ Paul W. Jones
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                  13F File No.:    Name:                      13F File No.:
------------------------------------    ----------------------------------------
1.                                      6.
------------------------------------    ----------------------------------------
2.                                      7.
------------------------------------    ----------------------------------------
3.                                      8.
------------------------------------    ----------------------------------------
4.                                      9.
------------------------------------    ----------------------------------------
5.                                      10.
------------------------------------    ----------------------------------------

                                                                 SEC 1685 (3/91)
                Copyright(c) 1992. NRS Systems, Inc. (Portions of Software Only)

Catalyst Investment Mgt Co. LLC
FORM 13F
March 31, 2000


                                                                                      Value        Shares/   Sh/   Put/
Name of Issuer                         Title of class         CUSIP                  (x$1000)      Prn Amt   Prn   Call
AETNA INC.                                  COM             008117103                   $2,347      42,146    SH
AKAMAI TECHNOLOGIES INC.                    COM             00971T101                     $810       5,040    SH
AMERICA ONLINE INC                          COM             02364J104                     $828      12,319    SH
ASPECT DEVELOPMENT                          COM             045234101                   $1,740      27,023    SH
ATLANTIC RICHFIELD CO                       COM             048825103                   $2,216      26,070    SH
BAXTER INTL INC CONTINGENT PAY              COM             071813125                       $0      25,000    SH
BLACK & DECKER                              COM             091797100                   $1,234      32,853    SH
BOISE CASCADE CORPORATION                   COM             097383103                   $1,113      32,032    SH
C-CUBE MICROSYSTEMS INC                     COM             125015107                     $633       8,690    SH
CBS CORP                                    COM             12490K107                   $3,979      70,268    SH
CMP GROUP INC                               COM             125887109                     $600      20,595    SH
COMPAQ COMPUTER                             COM             204493100                   $2,277      85,527    SH
CONCENTRIC NTWK CORP                        COM             20589R107                   $2,593      47,152    SH
CORDANT TECHNOLOGIES INC.                   COM             218412104                   $2,208      39,039    SH
CROWN CORK & SEAL CO                        COM             228255105                     $986      61,598    SH
DANA CORP                                   COM             235811106                     $546      19,383    SH
DELPHI AUTOMOTIVE SYS                       COM             247126105                   $1,969     123,067    SH
DII GROUP                                   COM             232949107                   $6,430      56,872    SH
EARTHLINK INC                               COM             270321102                   $2,307     118,686    SH
EASTMAN KODAK CO.                           COM             277461109                   $1,338      24,639    SH
EMCOR GROUP INC.                            COM             29084Q100                   $5,616     267,441    SH
EMPIRE DIST ELEC                            COM             291641108                     $472      24,050    SH
ENRON CORP                                  COM             293561106                     $772      35,000    SH
ETEC SYSTEMS INC.                           COM             26922C103                   $3,285      26,849    SH
EXACTIS.COM INC                             COM             30064G104                     $770      34,987    SH
FIDELITY NATIONAL FINANCIAL                 COM             316326107                     $162      11,745    SH
FORD MOTOR CO.                              COM             345370100                   $3,769      82,038    SH
GEMSTAR INTL GROUP                          COM             G3788V106                   $1,959      22,777    SH
GENERAL CIGAR HLDGS                         COM             36933P100                     $677      44,746    SH
GLOBAL TELESYSTEMS GROUP INC                COM             37936U104                   $3,824     186,543    SH
GOODYEAR TIRES                              COM             382550101                   $1,340      57,492    SH
GRAND UNION CORP                            COM             386532402                     $391     133,081    SH
HANNAFORD BROS CO                           COM             410550107                   $1,660      22,509    SH
HARCOURT GENERAL                            COM             41163G101                   $1,490      40,000    SH
HEALTHEON CORP                              COM             422209106                     $986      42,863    SH
HEALTHSOUTH                                 COM             421924101                     $915     164,555    SH
IMS HEALTH INC.                             COM             449934108                   $2,789     164,686    SH
INPRISE CORP                                COM             45766C102                     $296      43,469    SH
INTERVU INC                                 COM             46114R106                   $2,147      23,857    SH
JOHNSON AND JOHNSON                         COM             478160104                   $2,302      32,852    SH
JOSTENS INC                                 COM             481088102                     $872      35,760    SH
LIPOSOME INC                                COM             536310105                   $1,134      64,914    SH
MAPQUEST.COM                                COM             565644101                   $1,795      86,522    SH
MAYTAG CORP                                 COM             578592107                     $544      16,426    SH
MEDIA ONE GROUP INC                         COM             58440J104                   $6,990      86,291    SH
MEDICAL MANAGER CORP                        COM             584614103                   $1,063      30,318    SH
MEDSCAPE INC.                               COM             585046105                     $116      21,700    SH
MIRAGE RESORTS INC                          COM             60462E104                   $1,092      56,374    SH
MONSANTO CO.                                COM             611662107                   $2,938      58,269    SH
NEIMAN MARCUS CLASS B                       COM             640204301                   $1,296      47,127    SH
NEWBRIDGE NETWORKS CORP.                    COM             650901101                   $2,812      86,701    SH
NEXTLINK COMMUNICATIONS                     COM             65333H707                   $1,887      15,253    SH
OAK TECHNOLOGY INC                          COM             671802106                   $1,513      78,597    SH
ODETICS INC CLASS A                         COM             676065204                     $309      22,504    SH
OPENTV CORP                                 COM             G67543101                   $1,831      15,468    SH
ORTEL CORP                                  COM             68749W102                   $2,502      13,333    SH
PAIRGAIN TECHNOLOGIES                       COM             695934109                     $650      34,800    SH
PIMCO ADVISORS HOLDINGS LP                  COM             69338P102                   $1,968      51,376    SH
QWEST COMMUNICATION INTERNATIO              COM             749121109                   $7,006     144,450    SH
RELIASTAR FIN CORP                          COM             75952U103                   $1,959      57,835    SH
SABRE HOLDINGS INC.                         COM             785905100                   $1,214      32,853    SH
SBC COMMUNICATIONS INC.                     COM             78387G103                   $2,685      63,931    SH
SEAGATE TECHNOLOGY                          COM             811804103                   $1,089      18,075    SH
SHERWIN WILLIAMS                            COM             824348106                     $541      24,639    SH
SOUTHERN CO.                                COM             842587107                   $1,252      57,574    SH
SOUTHWEST GAS CORP                          COM             844895102                   $1,012      53,084    SH
SPYGLASS INC                                COM             852192103                     $674       8,690    SH
ST. LAURENT PAPER BOARD INC.                COM             790907109                   $1,295      65,776    SH
STONERIDGE INC                              COM             86183P102                     $776      67,468    SH
TELECORP PCS                                COM             879299105                   $1,569      30,318    SH
TELEFONICA DE ESPANA SA SPONSO              COM             879382208                   $1,622      21,736    SH
TENET HEALTHCARE CORP                       COM             88033G100                   $1,508      65,568    SH
TIME WARNER INC                             COM             887315109                   $1,734      17,336    SH
TOWER AUTOMOTIVE INC.                       COM             891707101                     $471      28,745    SH
TRAVELLERS/AETNA PROPERTY CASU              COM             893939108                   $1,792      43,450    SH
UCU 9.75 PFD PEPS                           COM             918005877                   $1,446      65,000    SH
UNION CARBIDE                               COM             905581104                   $1,728      29,639    SH



                                                       Voting Authority
                                           Invstmt    Other
Name of Issuer                             Dscretn    Managers      Sole     Shared    None
AETNA INC.                                  Defined                           42146
AKAMAI TECHNOLOGIES INC.                    Defined                            5040
AMERICA ONLINE INC                          Defined                           12319
ASPECT DEVELOPMENT                          Defined                           27023
ATLANTIC RICHFIELD CO                       Defined                           26070
BAXTER INTL INC CONTINGENT PAY              Defined                           25000
BLACK & DECKER                              Defined                           32853
BOISE CASCADE CORPORATION                   Defined                           32032
C-CUBE MICROSYSTEMS INC                     Defined                            8690
CBS CORP                                    Defined                           70268
CMP GROUP INC                               Defined                           20595
COMPAQ COMPUTER                             Defined                           85527
CONCENTRIC NTWK CORP                        Defined                           47152
CORDANT TECHNOLOGIES INC.                   Defined                           39039
CROWN CORK & SEAL CO                        Defined                           61598
DANA CORP                                   Defined                           19383
DELPHI AUTOMOTIVE SYS                       Defined                          123067
DII GROUP                                   Defined                           56872
EARTHLINK INC                               Defined                          118686
EASTMAN KODAK CO.                           Defined                           24639
EMCOR GROUP INC.                            Defined                          267441
EMPIRE DIST ELEC                            Defined                           24050
ENRON CORP                                  Defined                           35000
ETEC SYSTEMS INC.                           Defined                           26849
EXACTIS.COM INC                             Defined                           34987
FIDELITY NATIONAL FINANCIAL                 Defined                           11745
FORD MOTOR CO.                              Defined                           82038
GEMSTAR INTL GROUP                          Defined                           22777
GENERAL CIGAR HLDGS                         Defined                           44746
GLOBAL TELESYSTEMS GROUP INC                Defined                          186543
GOODYEAR TIRES                              Defined                           57492
GRAND UNION CORP                            Defined                          133081
HANNAFORD BROS CO                           Defined                           22509
HARCOURT GENERAL                            Defined                           40000
HEALTHEON CORP                              Defined                           42863
HEALTHSOUTH                                 Defined                          164555
IMS HEALTH INC.                             Defined                          164686
INPRISE CORP                                Defined                           43469
INTERVU INC                                 Defined                           23857
JOHNSON AND JOHNSON                         Defined                           32852
JOSTENS INC                                 Defined                           35760
LIPOSOME INC                                Defined                           64914
MAPQUEST.COM                                Defined                           86522
MAYTAG CORP                                 Defined                           16426
MEDIA ONE GROUP INC                         Defined                           86291
MEDICAL MANAGER CORP                        Defined                           30318
MEDSCAPE INC.                               Defined                           21700
MIRAGE RESORTS INC                          Defined                           56374
MONSANTO CO.                                Defined                           58269
NEIMAN MARCUS CLASS B                       Defined                           47127
NEWBRIDGE NETWORKS CORP.                    Defined                           86701
NEXTLINK COMMUNICATIONS                     Defined                           15253
OAK TECHNOLOGY INC                          Defined                           78597
ODETICS INC CLASS A                         Defined                           22504
OPENTV CORP                                 Defined                           15468
ORTEL CORP                                  Defined                           13333
PAIRGAIN TECHNOLOGIES                       Defined                           34800
PIMCO ADVISORS HOLDINGS LP                  Defined                           51376
QWEST COMMUNICATION INTERNATIO              Defined                          144450
RELIASTAR FIN CORP                          Defined                           57835
SABRE HOLDINGS INC.                         Defined                           32853
SBC COMMUNICATIONS INC.                     Defined                           63931
SEAGATE TECHNOLOGY                          Defined                           18075
SHERWIN WILLIAMS                            Defined                           24639
SOUTHERN CO.                                Defined                           57574
SOUTHWEST GAS CORP                          Defined                           53084
SPYGLASS INC                                Defined                            8690
ST. LAURENT PAPER BOARD INC.                Defined                           65776
STONERIDGE INC                              Defined                           67468
TELECORP PCS                                Defined                           30318
TELEFONICA DE ESPANA SA SPONSO              Defined                           21736
TENET HEALTHCARE CORP                       Defined                           65568
TIME WARNER INC                             Defined                           17336
TOWER AUTOMOTIVE INC.                       Defined                           28745
TRAVELLERS/AETNA PROPERTY CASU              Defined                           43450
UCU 9.75 PFD PEPS                           Defined                           65000
UNION CARBIDE                               Defined                           29639

UNIT CORP                                   COM             909218109                   $1,104     100,371    SH
UNITED PAN-EUROPE COMM                      COM             911330200                     $276       5,560    SH
UNITED RENTALS INC                          COM             911363109                   $5,064     293,565    SH
US FOODSERVICE INC                          COM             90331R101                   $3,025     117,182    SH
US HOME CORP                                COM             911920106                     $841      22,122    SH
US WEST INC.                                COM             91273H101                   $1,888      25,997    SH
UTILICORP UTD                               COM             918005109                     $296      16,392    SH
WARNER-LAMBERT                              COM             934488107                     $907       9,298    SH
WHITMAN                                     COM             96647K102                   $1,203      86,300    SH
                                                                                      $150,170         0


UNIT CORP                              Defined                          100371
UNITED PAN-EUROPE COMM                 Defined                            5560
UNITED RENTALS INC                     Defined                          293565
US FOODSERVICE INC                     Defined                          117182
US HOME CORP                           Defined                           22122
US WEST INC.                           Defined                           25997
UTILICORP UTD                          Defined                           16392
WARNER-LAMBERT                         Defined                            9298
WHITMAN                                Defined                           86300
